Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net (loss) income	$ (523,757)	$ 2,931,022	$ 3,416,614	$ 1,502,550
Adjustments to reconcile net income to net cash used in operating activities:
Loss on sale of Private Placement Warrants				30,000
Gain on waiver of deferred underwriting fee payable				(442,750)
Changes in operating assets and liabilities:
Accrued offering costs				(8,755)
Gain on investments held in Trust Account	(663,121)	(6,212,416)	(6,501,789)	(2,542,494)
Prepaid expenses	(22,543)	385,954	514,200	560,833
Accounts payable	318,908	1,817,266	1,964,281	18,394
Accrued expenses	136,684	277,037	(318,871)	429,305
Accrued expenses – related party	9,000	9,000	12,000	39,000
Cash Flows from Investing Activities:
Cash deposited in Trust Account				(25,250,000)
Net cash used in operating activities	(744,829)	(792,137)	(913,565)	(413,917)
Proceeds from Trust Account for payment to redeeming shareholders	11,325,822	211,918,104	211,918,105
Net cash provided by investing activities	11,325,822	211,918,104	211,918,105	(25,250,000)
Cash Flows from Financing Activities:
Proceeds from Initial Public Offering, net of underwriting discount paid				24,500,000
Proceeds from sale of Private Placement Warrants				750,000
Payment to redeeming shareholders	(11,325,822)	(211,918,104)	(211,918,105)
Proceeds from Promissory note – related party	406,000	400,000	600,000
Proceeds from related party loans	200,000
Net cash used in financing activities	(10,719,822)	(211,518,104)	(211,318,105)	25,250,000
Net Change in Cash	(138,829)	(392,137)	(313,565)	(413,917)
Cash – Beginning of period	148,349	461,914	461,914	875,831
Cash – End of period	9,520	69,777	148,349	461,914
Non-cash investing and financing activities:
Shareholder non-redemption agreement	326,773
Accretion of Class A ordinary shares subject to redemption value	663,121	6,212,416	6,501,789	5,248,744
Forgiveness of def er red underwriting fee payable allocated to equity				(6,557,250)
Forfeiture of Class B ordinary shares by Sponsor				13
Conversion of Founder Shares to Class A ordinary shares		$ 337	$ 337